Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee Benefits
Note N - Employee Benefits
The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $270 and $256 for 2023 and 2022.
Ohio Valley maintains an Employee Stock Ownership Plan (“ESOP”) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 317,860 and 313,114 at December 31, 2023 and 2022.  In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2023	2022

Number of shares issued	4,746	18,522

Fair value of stock contributed	$125	$575

Cash contributed	473	—

Total expense	$598	$575

Life insurance contracts with a cash surrender value of $38,426 and annuity assets of $2,167 at December 31, 2023 have been purchased by the Company, the owner of the policies. The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $9,716 and $9,192 at December 31, 2023 and 2022. Expenses related to the plans for each of the last two years amounted to $807 and $458. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $3,526 at December 31, 2023 and $3,309 at December 31, 2022.